Debt (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Debt, Excluding Film Obligations and Production Loans
Total debt of the Company, excluding film obligations and production loans, was as follows as of March 31, 2018 and March 31, 2017:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Corporate debt:
Revolving credit facility	$—	$—
Term Loan A(1)	750.0	987.5
Term Loan B(1)	1,250.0	1,600.0
5.875% Senior Notes	520.0	520.0
Total corporate debt	2,520.0	3,107.5
Convertible senior subordinated notes(2)	60.0	60.0
Capital lease obligations	50.5	57.7
Total debt	2,630.5	3,225.2
Unamortized discount and debt issuance costs, net of fair value adjustment on capital lease obligations	(73.1)	(100.3)
Total debt, net	2,557.4	3,124.9
Less current portion	(79.1)	(77.9)
Non-current portion of debt	$2,478.3	$3,047.0

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(1)	As of March 31, 2017, amounts were outstanding under the Previous Term Loan A and Previous Term Loan B, as defined below under the "Debt Transactions" section.

(2)
Represents 1.25% convertible senior subordinated notes due April 2018 (the "April 2013 1.25% Notes"), which were convertible, at any time, into the number of common shares of the Company determined by the principal amount being converted divided by the conversion price, subject to adjustment in certain circumstances, including upon the issuance of dividends (conversion price of $29.09 per share of Class A voting shares and $29.08 per share of Class B non-voting shares at March 31, 2018). All of the April 2013 1.25% Notes were subsequently repaid in April 2018 (see Note 22).

Future Annual Contractual Principal Payment Commitments of Debt
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2018:

	Maturity Date	Year Ended March 31,
Debt Type		2019	2020	2021	2022	2023	Thereafter	Total
		(Amounts in millions)
Revolving Credit Facility	March 2023	$—	$—	$—	$—	$—	$—	$—
Term Loan A	March 2023	—	37.5	52.5	75.0	585.0	—	750.0
Term Loan B	March 2025	12.5	12.5	12.5	12.5	12.5	1,187.5	1,250.0
5.875% Senior Notes	November 2024	—	—	—	—	—	520.0	520.0
Capital lease obligations	Various	5.2	3.0	3.0	0.9	0.9	37.5	50.5
April 2013 1.25% Notes	April 2018	60.0	—	—	—	—	—	60.0
		$77.7	$53.0	$68.0	$88.4	$598.4	$1,745.0	2,630.5
Less aggregate unamortized discount & debt issuance costs, net of fair value adjustment on capital lease obligations								(73.1)
								$2,557.4

Summary of Loss on Extinguishment of Debt and Debt Issuance Costs
The following tables summarize the accounting for the debt issuance costs incurred and the related loss on extinguishment of debt recorded in the years ended March 31, 2018 and March 31, 2017 associated with the debt transactions discussed above (no loss in the year ended March 31, 2016):

	Year Ended March 31, 2018
	Loss on Extinguishment of Debt	Capitalized & Amortized Over Life of New Issuances	Total
	(Amounts in millions)

New debt issuance costs	$11.0	$11.6	$22.6
Previously incurred debt issuance costs or unamortized discount	24.7
Total	$35.7

	Year Ended March 31, 2017
	Loss on Extinguishment of Debt	Capitalized & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
New debt issuance costs and call premium	$20.6	$115.0	$135.6
Previously incurred debt issuance costs or unamortized discount	19.8
Total	$40.4

Schedule of Interest Expense
The table below sets forth the composition of the Company’s interest expense for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016

Interest expense
Cash interest	$122.9	$86.8	$45.7
Amortization of debt discount and financing costs	14.3	12.9	9.2
	137.2	99.7	54.9
Interest on dissenting shareholders' liability (see Note 2)	56.5	15.5	—
Total interest expense	$193.7	$115.2	$54.9